Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Provisions [abstract]
Employee benefits	$ 387		$ 65
Warranties	238		235
Onerous contracts	194		95
Others	3		4
Provisions	822		399	$ 427	$ 415
Current	337	$ 11	226
Noncurrent	$ 485	$ 16	$ 173